Consolidated Statement of Changes in Equity € in Millions, $ in Millions	USD ($)		EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payment reserves [member] USD ($)	OCI reserves [member] USD ($) [1]	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2018	$ 71,889			$ 1,736	$ 17,620	$ (6,549)	$ 45,726	$ 2,037	$ (22,152)	$ 26,068	$ 64,485	$ 7,404
Profit of the period	6,642	[2]								6,055	6,055	587
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1,714								1,719		1,719	(3)
Cash flow hedges	(168)								(134)		(134)	(34)
Re-measurements of post-employment benefits	(35)								(37)		(37)	2
Total comprehensive income	8,154								1,548	6,055	7,603	551
Dividends	(2,553)		€ (3,557)							(2,339)	(2,339)	(214)
Treasury shares	(4)					279				(281)	(2)	(2)
Share-based payments	161							157			157	3
Hyperinflation monetary adjustments	206									127	127	79
Scope and other changes	279									202	202	77
Ending balance at Jun. 30, 2019	78,131			1,736	17,620	(6,270)	45,726	2,194	(20,604)	29,831	70,233	7,898
Beginning balance at Dec. 31, 2019	84,553			1,736	17,620	(6,270)	50,104	2,327	(21,279)	31,484	75,722	8,831
Profit of the period	(1,688)									(1,900)	(1,900)	211
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(13,025)								(12,293)		(12,293)	(732)
Cash flow hedges	(99)								(138)		(138)	39
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	(426)								(426)		(426)
Re-measurements of post-employment benefits	(1)								(1)		(1)
Total comprehensive income	(15,239)								(12,858)	(1,900)	(14,758)	(481)
Dividends	(1,262)		€ (2,590)							(1,118)	(1,118)	(144)
Treasury shares	340					1,236				(897)	340
Share-based payments	(148)							(156)			(156)	8
Hyperinflation monetary adjustments	110									68	68	42
Scope and other changes	(2)									(32)	(32)	30
Ending balance at Jun. 30, 2020	$ 68,347			$ 1,736	$ 17,620	$ (5,034)	$ 50,104	$ 2,171	$ (34,137)	$ 27,605	$ 60,065	$ 8,282

[1]	See Note 18 Changes in equity and earning per share.
[2]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.